Property and Equipment - Schedule of Property and Equipment (Details) (Sun & Sun Industries Inc [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment gross	$ 567,584	$ 590,691	$ 556,723
Less: Accumulated depreciation	(487,911)	(485,704)	(455,931)
Total property, plant and equipment, net	79,673	104,987	100,792
Automobiles And Trucks [Member]
Property, plant and equipment gross	251,702	278,912	244,944
Machinery And Equipment [Member]
Property, plant and equipment gross	151,582	151,582	151,582
Furniture And Fixtures [Member]
Property, plant and equipment gross	138,866	134,763	134,763
Leasehold Improvements [Member]
Property, plant and equipment gross	$ 25,434	$ 25,434	$ 25,434